RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of amount due to related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amounts due from related parties [Line Items]
Others		$ 93
Total	$ 697	774
Beijing Infinities
Amounts due from related parties [Line Items]
Total	$ 697	$ 681